PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 97.7%
Common Stocks
Brazil 16.5%
B3 SA - Brasil Bolsa Balcao	2,282,352	$6,025,586
MercadoLibre, Inc.*	18,519	31,701,010
NU Holdings Ltd. (Class A Stock)*	2,609,654	22,469,121
XP, Inc. (Class A Stock)	1,240,711	30,496,676
		90,692,393
China 15.1%
Airtac International Group	269,525	8,077,599
BYD Co. Ltd. (Class H Stock)	302,352	6,769,714
East Money Information Co. Ltd. (Class A Stock)	4,616,509	8,022,655
Kanzhun Ltd., ADR	939,656	13,070,615
KE Holdings, Inc., ADR	1,061,986	15,048,342
Kweichow Moutai Co. Ltd. (Class A Stock)	29,249	6,537,698
PDD Holdings, Inc., ADR*	142,176	18,037,869
Zhejiang Sanhua Intelligent Controls Co. Ltd. (Class A Stock)	2,533,072	7,399,903
		82,964,395
Hong Kong 1.3%
Hong Kong Exchanges & Clearing Ltd.	228,253	6,920,358
India 28.3%
360 ONE WAM Ltd.	1,167,932	8,727,489
Devyani International Ltd.*	5,569,519	12,193,313
HDFC Bank Ltd., ADR	79,094	4,388,926
KPIT Technologies Ltd.	808,770	15,104,369
Macrotech Developers Ltd., 144A	795,283	10,262,029
Mahindra & Mahindra Ltd.	934,697	18,586,516
MakeMyTrip Ltd.*	770,157	42,658,996
Max Healthcare Institute Ltd.	1,514,713	14,244,626
TVS Motor Co. Ltd.	282,680	6,811,240
Varun Beverages Ltd.	1,452,895	22,413,064
		155,390,568
Indonesia 5.7%
Bank Central Asia Tbk PT	20,756,582	12,558,281
Bank Mandiri Persero Tbk PT	28,200,673	11,872,928
Sumber Alfaria Trijaya Tbk PT	42,156,710	7,075,344
		31,506,553

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Mexico 2.0%
Corp. Inmobiliaria Vesta SAB de CV, ADR	288,811	$10,951,713
South Korea 5.5%
HPSP Co. Ltd.	437,178	14,654,167
Samsung Electronics Co. Ltd.	175,790	9,551,873
SK Hynix, Inc.	58,703	5,878,558
		30,084,598
Taiwan 21.7%
Alchip Technologies Ltd.	156,549	19,418,338
ASPEED Technology, Inc.	174,409	17,130,405
eMemory Technology, Inc.	177,902	15,866,992
Global Unichip Corp.	202,833	9,958,432
King Yuan Electronics Co. Ltd.	2,156,631	5,760,836
Taiwan Semiconductor Manufacturing Co. Ltd.	560,565	11,221,670
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	350,665	39,611,118
		118,967,791
Thailand 1.6%
Bumrungrad Hospital PCL	1,300,488	8,798,632

Total Long-Term Investments (cost $394,102,641)		536,277,001
Short-Term Investment 2.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.560%) (cost $12,964,304)(wb)	12,964,304	12,964,304

TOTAL INVESTMENTS 100.1% (cost $407,066,945)		549,241,305
Liabilities in excess of other assets (0.1)%		(594,617)

Net Assets 100.0%		$548,646,688

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.

PGIM Jennison Emerging Markets Equity Opportunities Fund
Schedule of Investments as of January 31, 2024 (unaudited) (continued)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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